Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income (loss) before income taxes
Domestic	$ 828.6	$ 836.8	$ 959.3
Foreign	32.4	41.6	18.6
Income Before Income Taxes	$ 861.0	$ 878.4	$ 977.9